Fair value measurements and Hedging - Fair value on a nonrecurring basis (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss	$ 3,411	$ 0
Fair Value Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss	3,411
Fair Value Measurements, Nonrecurring | Vessels, net
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss	3,411
Fair Value Measurements, Nonrecurring | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, Fair value	24,475
Fair Value Measurements, Nonrecurring | Significant Other Observable Inputs (Level 2) | Vessels, net
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, Fair value	$ 24,475